LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
LOSS PER SHARE

NOTE 32 — LOSS PER SHARE

	Years ended December 31,
	2024	2023	2022

Loss per share, basic and diluted	$(1.03)	$(1.03)	$(24.65)
The calculation of basic and diluted loss per share has been based on the following loss attributable to ordinary shareholders and the weighted average number of ordinary shares
Net Loss	$(24,939,822)	$(5,711,222)	(56,006,439)
Non-Controlling Interest	(57,746)	(54,079)	(206,021)
Loss Attributed to Ordinary Shareholders	$(24,882,076)	$(5,657,143)	(55,800,418)

Weighted Average Number of Ordinary Shares
Issued at the beginning of the year (1)	7,387,378	2,770,522	1,615,581
Issued in current Year (1)	57,003,973	4,616,856	1,154,941
Issued at the end of the year (1)	64,391,351	7,387,378	2,770,522
Weighted Average (1)	24,153,220	5,550,197	2,263,436

Diluted loss per share:
There are no dilutive instruments and therefore diluted earnings per share is the same as basic earnings per share

Instruments that could potentially dilute basic earnings per share in the future, but were not included in the calculation of diluted earnings per share because they are antidilutive:

Share Options and RSUs (1)	6,725,070	152,494	151,166

1)	Number of shares and options of the previous year are adjusted for share consolidation in the ratio of 1 for 10.